SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended
Dec. 31, 2025
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

15.   SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the period ended December 31, 2025, and 2024, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Value of transactions for the period ended
Party	Transaction type	12/31/2025	12/31/2024
Joint ventures and associates	Sales and services	7,742,462	6,745,127
Joint ventures and associates	Purchases of goods and services	(25,999,840)	(23,351,132)
Key management personnel	Salaries, social security benefits and other benefits	(1,572,122)	(1,836,943)
Key management personnel	Sales and services	—	6,048
Key management personnel	Purchases of goods and services	82,408	821,959
Shareholders and other related parties	Sales of goods and services	1,928,421	6,463,117
Shareholders and other related parties	Purchases of goods and services	(2,291,990)	(1,750,963)
Shareholders and other related parties	In-kind contributions	664,590	3,642,234
Total		(19,446,071)	(9,260,553)

		Amounts receivable from related parties
Party	Transaction type	12/31/2025	06/30/2025
Shareholders and other related parties	Trade debtors	45,665	249,701
Shareholders and other related parties	Other receivables	3,007,975	2,775,092
Joint ventures and associates	Trade debtors	627,163	413,689
Joint ventures and associates	Other receivables	19,661,731	19,147,793
Total		23,342,534	22,586,275

		Amounts payable to related parties
Party	Transaction type	12/31/2025	06/30/2025
Parent company	Trade creditors	—	(878,874)
Key management personnel	Salaries, social security benefits and other benefits	(184,436)	(65,882)
Shareholders and other related parties	Trade and other payables	(805,903)	(286,172)
Joint ventures and associates	Trade creditors	(55,466,241)	(47,321,832)
Other related parties	Secured notes	—	(102,270,445)
Total		(56,456,580)	(150,823,205)

In accordance with the terms of the amended agreement of the Secured notes, certain members of the Board of Directors were nominated by the noteholders; accordingly, the outstanding balance of the notes was classified as related party payables as of June 30, 2025. Subsequently, those directors resigned following the receipt of a reservation of rights letter issued by Jasper Lake through its legal counsel. As a result of such resignations, the outstanding balance is no longer reported as amounts payable to related parties.